SEGMENTED INFORMATION - Schedule of Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 3,728	$ 4,142	$ 3,967
Property, plant and equipment	40,713	39,449
North America
Disclosure of operating segments [line items]
Property, plant and equipment	19,795	21,630
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	15,375	12,431
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	3,818	3,674
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	1,725	1,714
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,492	2,620	2,505
Wind
Disclosure of operating segments [line items]
Revenues	451	670	609
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	622	643	632
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 163	$ 209	$ 221